Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets [Line Items]
Amortization of intangible assets	$ 100	$ 100	$ 223	$ 190	$ 241	$ 283
Domain Name
Intangible Assets [Line Items]
Intangible assets acquired					700
Licensing Rights
Intangible Assets [Line Items]
Intangible assets acquired					$ 700